Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Officers and Directors [Member]
Related Party Transactions (Textual)
Due to officers and directors		$ 15,675		$ 42,800	$ 32,148
Deputy Managing Director [Member]
Related Party Transactions (Textual)
Consulting fees		$ 0	$ 84,000	84,000	223,000
Sponsorship fee	$ 300,000
Title Sponsor Partner [Member]
Related Party Transactions (Textual)
Consulting fees				$ 384,000	$ 223,000